Note 18 - Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
Total asset retirement obligations at December 31, 2012	$-
Accretion for the period	37
Sites added during the period	942
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2013	$979
Accretion for the period	71
Sites added during the period	-
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2014	$1,050
Less current portion	-
Long-term portion	$1,050